Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 419,585,195.79
Total Fee Amount	57,944.72
Total Offset Amount	0
Net Fee	$ 57,944.72
Offset Table N/A	N/A